UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

The Growth Fund of America

[cover: photo of the frame of a log cabin]

Semi-annual report for the six months ended February 28, 2006

The Growth Fund of America® invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+14.46%	+5.89%	+12.77%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

Results for other share classes can be found on page 28.

There are several ways to invest in The Growth Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Fellow shareholders:

[photo of the frame of the roof of a log cabin]

The U.S. stock market and economy continued to make progress during the six months ended February 28, 2006. Corporate earnings and profit margins were strong. Energy and technology companies continued to lead the market. Hurricanes Rita and Katrina caused severe damage in Louisiana and Mississippi, but the overall economy was able to grow at a satisfying pace despite the hurricanes and higher oil prices.

Against this background, The Growth Fund of America (GFA) posted a total return of 8.5% for the six-month period. As the table below shows, the fund’s return outpaced the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of U.S. stocks, which had a total return of 5.9%. In addition, GFA surpassed three of the four Lipper benchmark indexes we use for comparison.

For the 12 months ended February 28, The Growth Fund of America produced a total return of 17.4% compared with a total return of 8.4% for the S&P 500. The fund also exceeded its four benchmark indexes, which had increases ranging from 11.4% to 15.8%.

[Begin Sidebar]
Results at a glance (as of February 28, 2006)

	Six-month total returns	1-year total returns	5-year average annual total returns	Lifetime average annual total returns*

The Growth Fund of America	+8.5%	+17.4%	+4.9%	+15.6%
Standard & Poor’s 500 Composite Index†	+5.9	+8.4	+2.4	+12.0
Lipper Capital Appreciation Funds Index	+7.0	+12.6	+2.3	+11.9
Lipper Growth Funds Index	+7.3	+11.4	+1.1	+10.9
Lipper Multi-Cap Core Funds Index	+7.2	+12.1	+4.1	+11.6
Lipper Multi-Cap Growth Funds Index	+9.1	+15.8	+0.5	+11.9

*Since Capital Research and Management Company began managing the fund on December 1, 1973.
†Unmanaged.
[End Sidebar]

[photo of the frame of a log cabin being built]

Over long periods, GFA has continued to exceed the general market and its comparable indexes by significant margins. For its lifetime of just over 32 years, the fund had an average annual total return of 15.6%, compared with the S&P 500’s 12.0% total return. Its Lipper benchmark indexes had total returns ranging from 10.9% to 11.9%.

What helped results

Energy, internet software and semiconductor stocks contributed strongly to the fund during the six-month period. Google, the most frequently used website search engine and our largest position, gained 26.8%. The stock lost ground in February but had a surprisingly good run earlier in the period. Crude oil and gas prices remain high, creating a favorable environment for the fund’s sizable holding of energy producers, and oil and gas service companies. Among the largest gainers were Schlumberger (+33.4%) and Burlington Resources (+22.2%). In the semiconductor industry, Advanced Micro Devices (+86.2%) continued to gain market share with its microprocessors.

Investments in companies outside the United States and Canada, which comprise 13.1% of the fund’s portfolio, were helpful. Among the larger contributors were Banco Bradesco, one of the largest banks in Brazil (+94.7%), and three Japanese companies — Softbank, a high-speed internet service provider (+83.9%), Mitsubishi Estate, a real estate development company (+78.4%), and Yamada Denki, a large, discount home electronics retailer (+69.5%). At the end of the six-month period, the fund had 6.0% of its total assets in Europe, 6.4% in Asia/Pacific nations and 0.7% in Brazil.

What hurt results

European telecommunications companies were weak as investors raised questions about competition and interconnection rates allowed by regulators. U.K.-based Vodafone, one of the leading global operators of mobile telephone services (-29.3%), reported disappointing results and price pressures in its businesses. In March, after GFA’s fiscal period closed, Vodafone agreed to sell Vodafone Japan to Softbank.

Industry sector diversification

As of February 28, GFA had 20.3% of its total assets in information technology, 14.2% in energy, 12.3% in consumer discretionary, 11.6% in health care and 8.2% in financials. The fund’s holding of 10.9% in cash and short-term securities reflects the caution of some portfolio counselors.

Going forward

As a backdrop, the U.S. economy appears reasonably solid and corporate earnings continue to be healthy. These are helpful conditions for stocks. However, there are still factors that could add uncertainty to financial markets. They include the effect of a flat yield curve on spending and investment, the impact of high energy prices on consumers and corporate profit margins, and potentially negative geopolitical events around the world. As a result, we maintain modest expectations for the overall stock market in the coming months. In addition, the last year has been a particularly good environment for GFA when comparing our return to benchmarks and competitors. While we remain confident in our long-term investment strategy, we caution our investors not to expect such large margins as the norm.

As always, we will continue our approach of fundamental research, practiced globally, with a long-term perspective. We welcome our new shareholders and thank our long-term investors for their continuing support of The Growth Fund of America.

Sincerely,

/s/ James F. Rothenberg
James F. Rothenberg
Vice Chairman of the Board
and Principal Executive Officer

/s/ Donald D. O'Neal
Donald D. O’Neal
President

April 8, 2006

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 28, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[Begin pie chart]
Industry Sector diversification	Percent of net assets

Information technology	20.28%
Energy	14.21
Consumer discretionary	12.27
Health care	11.60
Financials	8.19
Other industries	22.59
Short-term & other assets less liabilities	10.86
[End pie chart]

Largest Equity Holdings	Percent of net assets

Google	2.42%
Microsoft	2.06
Lowe's Companies	1.81
Schlumberger	1.77
Roche Holding	1.54
Target	1.52
Altria Group	1.44
Fannie Mae	1.32
Applied Materials	1.23
American International Group	1.21

	Shares	Market	Percent
		value	of net
Common stocks - 88.90%		(000)	assets

Information technology - 20.28%
Google Inc., Class A (1)	9,132,500	$3,311,627	2.42%
Microsoft Corp.	105,025,000	2,825,172	2.06
Applied Materials, Inc.	91,915,000	1,685,721	1.23
Corning Inc. (1)	58,820,000	1,435,796	1.05
Yahoo! Inc. (1)	42,950,554	1,376,995	1.00
Taiwan Semiconductor Manufacturing Co. Ltd.	562,578,968	1,057,407
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	30,737,700	299,078.99
Cisco Systems, Inc. (1)	60,940,000	1,233,426.90
Texas Instruments Inc.	40,870,200	1,219,975.89
Samsung Electronics Co., Ltd.	1,349,660	955,007.70
Oracle Corp. (1)	71,431,500	887,179.65
Maxim Integrated Products, Inc.	18,640,000	728,638.53
Other securities		10,777,313	7.86
		27,793,334	20.28

Energy - 14.21%
Schlumberger Ltd.	21,083,000	2,424,545	1.77
Burlington Resources Inc.	16,140,000	1,455,505	1.06
Suncor Energy Inc.	18,363,151	1,373,036	1.00
Canadian Natural Resources, Ltd.	22,890,000	1,250,211.91
Devon Energy Corp.	17,569,900	1,030,123.75
Baker Hughes Inc.	15,020,000	1,020,909.75
Transocean Inc. (1)	12,649,900	938,370.69
EOG Resources, Inc.	12,430,000	837,782.61
Halliburton Co.	11,155,000	758,540.55
Petro-Canada	15,885,900	727,498.53
Other securities		7,663,128	5.59
		19,479,647	14.21

Consumer discretionary - 12.27%
Lowe's Companies, Inc.	36,307,200	2,475,425	1.81
Target Corp.	38,285,000	2,082,704	1.52
Carnival Corp., units	26,885,800	1,388,652	1.01
Best Buy Co., Inc.	23,663,400	1,274,511.93
Starbucks Corp. (1)	23,398,400	849,830.62
Time Warner Inc.	46,450,000	804,049.59
News Corp. Inc.	43,500,000	708,180.52
Other securities		7,241,449	5.27
		16,824,800	12.27

Health care - 11.60%
Roche Holding AG	14,255,000	2,109,958	1.54
WellPoint, Inc. (1)	16,310,000	1,252,445.91
Sanofi-Aventis	11,923,537	1,014,968.74
AstraZeneca PLC (ADR)	11,072,000	512,080
AstraZeneca PLC (Sweden)	9,278,000	429,586.69
Cardinal Health, Inc.	12,605,000	915,123.67
Genentech, Inc. (1)	10,000,000	856,900.62
Forest Laboratories, Inc. (1)	15,578,950	715,074.52
Other securities		8,101,880	5.91
		15,908,014	11.60

Financials - 8.19%
Fannie Mae	33,098,200	1,809,810	1.32
American International Group, Inc.	25,025,200	1,660,672	1.21
Freddie Mac	17,102,300	1,152,524.84
Banco Bradesco SA, preferred nominative (ADR)	22,470,100	931,610.68
Citigroup Inc.	16,200,000	751,194.55
Other securities		4,925,235	3.59
		11,231,045	8.19

Industrials - 7.95%
Tyco International Ltd.	47,213,900	1,217,647.89
General Electric Co.	36,710,000	1,206,658.88
United Parcel Service, Inc., Class B	13,504,800	1,008,944.73
Boeing Co.	12,400,000	901,356.66
Other securities		6,568,057	4.79
		10,902,662	7.95

Consumer staples - 4.94%
Altria Group, Inc.	27,436,700	1,972,699	1.44
Walgreen Co.	26,536,000	1,190,405.87
Coca-Cola Co.	16,965,000	712,021.52
Other securities		2,891,457	2.11
		6,766,582	4.94

Materials - 3.46%
Barrick Gold Corp.	30,960,000	847,375.62
Other securities		3,892,132	2.84
		4,739,507	3.46

Telecommunication services - 1.82%
Sprint Nextel Corp.	43,721,007	1,050,616.77
Qwest Communications International Inc. (1)	119,400,000	754,608.55
Other securities		683,432.50
		2,488,656	1.82

Utilities - 0.13%
Other securities		181,294.13
		181,294.13

Miscellaneous - 4.05%
Other common stocks in initial period of acquisition		5,548,639	4.05

Total common stocks (cost: $90,325,689,000)		121,864,180	88.90

Preferred stocks - 0.00%

Other securities		551.00
Total preferred stocks (cost: $21,000,000)		551.00

Convertible securities - 0.00%

Other securities		40.00
Total convertible securities (cost: $163,000)		40.00

Bonds & notes - 0.24%

Other securities		328,274.24
Total bonds & notes (cost: $353,770,000)		328,274.24

	Principal
	amount
Short-term securities - 10.97%	(000)

U.S. Treasury Bills 3.83%-4.48% due 3/2-5/25/2006	$3,145,800	3,129,226	2.28
Federal Home Loan Bank 4.21%-4.585% due 3/3-5/26/2006	2,465,403	2,450,411	1.79
Freddie Mac 4.28%-4.62% due 3/7-7/25/2006	1,858,058	1,842,992	1.34
Fannie Mae 4.23%-4.60% due 3/1-7/12/2006	1,364,800	1,355,234.99
Edison Asset Securitization LLC 4.38%-4.65% due 3/20-5/22/2006 (2)	240,000	238,683
General Electric Co. 4.45%-4.48% due 3/30-3/31/2006	90,000	89,672
General Electric Capital Services, Inc. 4.42% due 3/31/2006	50,000	49,815.28
International Lease Finance Corp. 4.41%-4.60% due 3/6-5/12/2006	175,200	174,339
AIG Funding, Inc. 4.515% due 4/10/2006	40,000	39,798
American General Finance Corp. 4.39% due 3/21/2006	25,000	24,936.17
Other securities		5,643,365	4.12

Total short-term securities (cost: $15,039,829,000)		15,038,471	10.97

Total investment securities (cost: $105,740,451,000)		137,231,516	100.11
Other assets less liabilities		(156,776)	(.11)

Net assets		$137,074,740	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended February 28, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend / interest income (000)	Market value of affiliates at 2/28/2006 (000)

Applied Materials, Inc.	58,665,000	50,250,000	17,000,000	91,915,000	$3,797	$1,685,721
EOG Resources, Inc.	12,430,000	-	-	12,430,000	994	837,782
Qwest Communications International Inc. (1)	117,900,000	1,500,000	-	119,400,000	-	754,608
Qwest Capital Funding, Inc. 7.75% 2031	$53,800,000	-	$53,800,000	-	1,107	-
Qwest Capital Funding, Inc. 7.625% 2021	$25,000,000	-	$25,000,000	-	579	-
U S WEST Capital Funding, Inc. 6.50% 2018	$25,250,000	-	$25,250,000	-	544	-
U S WEST Capital Funding, Inc. 6.875% 2028	$36,000,000	-	$36,000,000	-	655	-
Maxim Integrated Products, Inc.	17,640,000	1,000,000	-	18,640,000	4,535	728,638
Harrah's Entertainment, Inc.	8,319,036	1,492,000	-	9,811,036	6,572	705,610
Linear Technology Corp.	15,175,000	3,175,800	-	18,350,800	3,935	676,410
Xilinx, Inc.	18,850,000	3,850,000	-	22,700,000	3,178	619,256
KLA-Tencor Corp.	10,375,000	750,000	-	11,125,000	2,520	581,059
Limited Brands, Inc.	20,700,000	-	-	20,700,000	6,210	489,969
Freeport-McMoRan Copper & Gold Inc., Class B	9,596,000	-	-	9,596,000	14,994	485,845
Altera Corp. (1)	20,400,000	3,550,000	-	23,950,000	-	479,958
Microchip Technology Inc.	12,755,000	-	-	12,755,000	4,464	448,976
Bunge Ltd.	3,500,000	3,400,000	-	6,900,000	1,920	391,161
CONSOL Energy Inc. (2)	3,700,000	-	-	3,700,000	484	236,874
CONSOL Energy Inc.	1,728,200	-	-	1,728,200	1,036	110,639
Newfield Exploration Co. (1)	5,674,800	2,590,000	-	8,264,800	-	319,435
Sealed Air Corp. (1)	3,384,400	1,340,230	-	4,724,630	-	268,737
Michaels Stores, Inc.	6,700,000	-	-	6,700,000	1,340	215,070
Brinker International, Inc.	5,000,000	-	-	5,000,000	500	208,250
Ceridian Corp. (1)	9,219,900	-	1,944,000	7,275,900	-	188,155
Sabre Holdings Corp., Class A	7,062,811	-	-	7,062,811	1,342	170,426
IAWS Group PLC	-	6,175,000	-	6,175,000	458	103,066
American Pharmaceutical Partners, Inc. (1) (3)	3,800,000	-	1,325,500	2,474,500	-	-
BJ Services Co. (3)	8,975,000	8,975,000	10,650,000	7,300,000	1,795	-
Burlington Resources, Inc. (3)	20,260,000	-	4,120,000	16,140,000	4,052	-
Express Scripts, Inc. (1) (3)	9,000,000	-	5,000,000	4,000,000	-	-
Forest Laboratories, Inc. (1) (3)	19,755,600	-	4,176,650	15,578,950	-	-
Noble Corp. (3)	7,585,000	430,000	1,340,000	6,675,000	534	-
Teradyne, Inc. (1) (3)	12,725,000	-	4,000,000	8,725,000	-	-
					$67,545	$10,705,645

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $3,206,685,000, which represented 2.34% of the net assets of the fund.

(3) Unaffiliated issuer at 2/28/2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $97,221,285)	$126,525,871
Affiliated issuers (cost: $8,519,166)	10,705,645	$137,231,516
Cash denominated in non-U.S. currencies
(cost: $19,013)		19,074
Cash		2,209
Receivables for:
Sales of investments	137,280
Sales of fund's shares	388,888
Dividends and interest	166,021	692,189
		137,944,988
Liabilities:
Payables for:
Purchases of investments	564,986
Repurchases of fund's shares	165,383
Investment advisory services	26,034
Services provided by affiliates	96,038
Deferred directors' compensation	2,128
Other fees and expenses	15,679	870,248
Net assets at February 28, 2006		$137,074,740

Net assets consist of:
Capital paid in on shares of capital stock		$103,963,517
Undistributed net investment income		137,356
Undistributed net realized gain		1,496,878
Net unrealized appreciation		31,476,989
Net assets at February 28, 2006		$137,074,740

Total authorized capital stock - 5,500,000 shares, $.001 par value (4,365,991 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$76,734,037	2,429,295	$31.59
Class B	6,749,137	220,423	30.62
Class C	8,463,154	277,259	30.52
Class F	15,158,458	482,410	31.42
Class 529-A	1,756,113	55,788	31.48
Class 529-B	393,491	12,784	30.78
Class 529-C	556,798	18,083	30.79
Class 529-E	95,003	3,035	31.30
Class 529-F	42,116	1,339	31.44
Class R-1	191,564	6,195	30.92
Class R-2	1,981,002	64,003	30.95
Class R-3	8,504,672	272,557	31.20
Class R-4	10,878,637	346,497	31.40
Class R-5	5,570,558	176,323	31.59
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $33.52 and $33.40, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. withholding
tax of $5,985; also includes
$64,660 from affiliates)	$599,252
Interest (includes $2,885 from affiliates)	294,797	$894,049

Fees and expenses:*
Investment advisory services	172,482
Distribution services	217,944
Transfer agent services	41,822
Administrative services	35,061
Reports to shareholders	1,001
Registration statement and prospectus	3,739
Postage, stationery and supplies	4,692
Directors' compensation	327
Auditing and legal	82
Custodian	4,602
State and local taxes	1
Other	468
Total fees and expenses before reimbursements/waivers	482,221
Less reimbursement/waiver of fees and expenses:
Investment advisory services	17,248
Administrative services	48
Total fees and expenses after reimbursements/waivers		464,925
Net investment income		429,124

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments including $551,851 net gain from affiliates	1,787,171
Non-U.S. currency transactions	(6,600)	1,780,571
Net unrealized appreciation on:
Investments	7,808,971
Non-U.S. currency translations	301	7,809,272
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency		9,589,843
Net increase in net assets resulting
from operations		$10,018,967

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended February 28,	August 31,
	2006*	2005
Operations:
Net investment income	$429,124	$617,584
Net realized gain on investments and
non-U.S. currency transactions	1,780,571	1,054,704
Net unrealized appreciation
on investments and non-U.S. currency translations	7,809,272	16,660,095
Net increase in net assets
resulting from operations	10,018,967	18,332,383

Dividends and distributions paid to
shareholders:
Dividends from net investment income	(674,859)	(281,650)
Distributions from net realized gain
on investments	(924,490)	-
Total dividends and distributions paid
to shareholders	(1,599,349)	(281,650)

Capital share transactions	13,999,921	17,405,596

Total increase in net assets	22,419,539	35,456,329

Net assets:
Beginning of period	114,655,201	79,198,872
End of period (including
undistributed
net investment income: $137,356 and $383,091, respectively)	$137,074,740	$114,655,201

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica®  savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend income is recorded net of non-U.S. withholding taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended February 28, 2006, non-U.S. withholding taxes paid on realized gains were $251,000. As of February 28, 2006, non-U.S. taxes provided on unrealized gains were $14,392,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of February 28, 2006, the cost of investment securities for federal income tax purposes was $105,809,985,000.

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$132,507
Undistributed short-term capital gains	202,251
Undistributed long-term capital gains	1,371,012
Gross unrealized appreciation on investment securities	33,593,494
Gross unrealized depreciation on investment securities	(2,171,963)
Net unrealized appreciation on investment securities	31,421,531

Undistributed net investment income and non-U.S. currency gains above include non-U.S. currency losses of $2,683,000 that were realized during the period November 1, 2004, through August 31, 2005. During the six months ended February 28, 2006, the fund realized, on a tax basis, a net capital gain of $1,843,097,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2006			Year ended August 31, 2005
	Distributions from ordinary income	Distributions from long-term capital gains	Total distributions paid	Distributions from ordinary income	Distributions from long-term capital gains	Total distributions paid
Share class
Class A	$445,841	$527,970	$973,811	$196,961	-	$196,961
Class B	-	48,593	48,593	-	-	-
Class C	-	58,820	58,820	-	-	-
Class F	87,641	100,251	187,892	33,311	-	33,311
Class 529-A	9,506	11,506	21,012	3,701	-	3,701
Class 529-B	-	2,743	2,743	-	-	-
Class 529-C	-	3,781	3,781	-	-	-
Class 529-E	299	632	931	20	-	20
Class 529-F	242	254	496	69	-	69
Class R-1	230	1,184	1,414	-	-	-
Class R-2	-	13,342	13,342	-	-	-
Class R-3	32,485	54,873	87,358	9,434	-	9,434
Class R-4	59,655	68,134	127,789	24,656	-	24,656
Class R-5	38,960	32,407	71,367	13,498	-	13,498
Total	$674,859	$924,490	$1,599,349	$281,650	-	$281,650

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.245% on such assets in excess of $130 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2006, total investment advisory services fees waived by CRMC were $17,248,000. As a result, the fee shown on the accompanying financial statements of $172,482,000, which was equivalent to an annualized rate of 0.278%, was reduced to $155,234,000 or 0.250% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2006, unreimbursed expenses subject to reimbursement totaled $12,337,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2006, the total administrative services fees paid by CRMC were $48,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended February 28, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$89,087	$38,414	Not applicable	Not applicable	Not applicable
Class B	31,734	3,408	Not applicable	Not applicable	Not applicable
Class C	38,142	Included in administrative services	$5,638	$915	Not applicable
Class F	16,546		5,902	713	Not applicable
Class 529-A	1,422		677	128	$772
Class 529-B	1,792		157	74	179
Class 529-C	2,458		216	86	247
Class 529-E	210		37	7	42
Class 529-F	-		15	3	17
Class R-1	739		106	26	Not applicable
Class R-2	6,560		1,301	2,385	Not applicable
Class R-3	18,086		5,218	1,184	Not applicable
Class R-4	11,168		6,765	83	Not applicable
Class R-5	Not applicable		2,136	32	Not applicable
Total	$217,944	$41,822	$28,168	$5,636	$1,257

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $327,000, shown on the accompanying financial statements, includes $130,000 in current fees (either paid in cash or deferred) and a net increase of $197,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2006
Class A	$7,599,514	247,232	$936,260	30,379	$(4,450,826)	(145,344)	$4,084,948	132,267
Class B	425,411	14,279	46,762	1,563	(267,718)	(9,028)	204,455	6,814
Class C	1,249,848	42,068	56,267	1,886	(428,553)	(14,477)	877,562	29,477
Class F	3,047,777	99,616	156,176	5,094	(1,071,358)	(35,103)	2,132,595	69,607
Class 529-A	278,752	9,093	21,011	684	(34,387)	(1,122)	265,376	8,655
Class 529-B	37,490	1,252	2,743	91	(6,161)	(206)	34,072	1,137
Class 529-C	86,677	2,892	3,780	126	(14,987)	(498)	75,470	2,520
Class 529-E	15,031	493	930	30	(2,337)	(76)	13,624	447
Class 529-F	10,229	331	496	16	(817)	(27)	9,908	320
Class R-1	76,266	2,532	1,405	47	(18,458)	(613)	59,213	1,966
Class R-2	477,785	15,886	13,339	441	(199,139)	(6,609)	291,985	9,718
Class R-3	2,241,871	73,744	87,347	2,868	(705,582)	(23,204)	1,623,636	53,408
Class R-4	2,914,790	94,976	127,669	4,167	(801,283)	(26,290)	2,241,176	72,853
Class R-5	2,319,823	75,520	70,624	2,291	(304,546)	(9,890)	2,085,901	67,921
Total net increase
(decrease)	$20,781,264	679,914	$1,524,809	49,683	$(8,306,152)	(272,487)	$13,999,921	457,110

Year ended August 31, 2005
Class A	$11,936,861	441,726	$188,689	7,094	$(8,043,207)	(297,741)	$4,082,343	151,079
Class B	792,730	30,457	-	-	(487,396)	(18,609)	305,334	11,848
Class C	1,888,048	72,219	-	-	(726,215)	(27,757)	1,161,833	44,462
Class F	4,413,012	163,978	28,586	1,080	(1,339,348)	(49,720)	3,102,250	115,338
Class 529-A	411,150	15,278	3,701	139	(46,982)	(1,733)	367,869	13,684
Class 529-B	73,941	2,818	-	-	(8,482)	(320)	65,459	2,498
Class 529-C	129,269	4,900	-	-	(19,885)	(747)	109,384	4,153
Class 529-E	22,803	854	20	1	(2,601)	(97)	20,222	758
Class 529-F	11,393	427	69	2	(1,256)	(46)	10,206	383
Class R-1	77,632	2,932	-	-	(28,663)	(1,077)	48,969	1,855
Class R-2	766,575	28,964	-	-	(277,631)	(10,385)	488,944	18,579
Class R-3	3,313,918	124,192	9,421	358	(952,949)	(35,566)	2,370,390	88,984
Class R-4	4,688,956	175,888	24,612	930	(1,063,809)	(39,544)	3,649,759	137,274
Class R-5	2,033,183	75,500	13,271	499	(423,820)	(15,721)	1,622,634	60,278
Total net increase
(decrease)	$30,559,471	1,140,133	$268,369	10,103	$(13,422,244)	(499,063)	$17,405,596	651,173

(1) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $22,088,606,000 and $13,136,033,000, respectively, during the six months ended February 28, 2006.

Financial highlights(1)

			Income (loss) from investment operations(2)				Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss )		Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income (loss) to average net assets
Class A:
Six months ended 2/28/2006	(5)	$29.51	$.12		$2.38	$2.50	$(.19)	$(.23)	$(.42)	$31.59	8.49%	$76,734.66%			(6)	.63%	(6)	.81%	(6)
Year ended 8/31/2005		24.43	.21		4.96	5.17	(.09)	-	(.09)	29.51	21.20	67,793.68				.66		.76
Year ended 8/31/2004		22.49	.05		1.90	1.95	(.01)	-	(.01)	24.43	8.65	52,432.70				.70		.20
Year ended 8/31/2003		18.57	.06		3.88	3.94	(.02)	-	(.02)	22.49	21.23	41,267.76				.76		.28
Year ended 8/31/2002		23.20	.04		(4.62)	(4.58)	(.05)	-	(.05)	18.57	(19.80)	30,644.75				.75		.18
Year ended 8/31/2001		35.91	.15		(8.62)	(8.47)	(.15)	(4.09)	(4.24)	23.20	(25.28)	34,312.71				.71		.56
Class B:
Six months ended 2/28/2006	(5)	28.55	.01		2.29	2.30	-	(.23)	(.23)	30.62	8.05	6,749		1.41	(6)	1.38	(6)	.06	(6)
Year ended 8/31/2005		23.73	-	(7)	4.82	4.82	-	-	-	28.55	20.31	6,098		1.43		1.41		.01
Year ended 8/31/2004		22.00	(.13)		1.86	1.73	-	-	-	23.73	7.86	4,788		1.44		1.44		(.55)
Year ended 8/31/2003		18.28	(.09)		3.81	3.72	-	-	-	22.00	20.35	3,490		1.53		1.53		(.49)
Year ended 8/31/2002		22.98	(.13)		(4.57)	(4.70)	-	-	-	18.28	(20.45)	2,170		1.52		1.52		(.60)
Year ended 8/31/2001		35.79	(.07)		(8.56)	(8.63)	(.09)	(4.09)	(4.18)	22.98	(25.83)	1,437		1.48		1.48		(.29)
Class C:
Six months ended 2/28/2006	(5)	28.47	-	(7)	2.28	2.28	-	(.23)	(.23)	30.52	8.01	8,463		1.48	(6)	1.45	(6)	(.01)	(6)
Year ended 8/31/2005		23.68	(.01)		4.80	4.79	-	-	-	28.47	20.23	7,054		1.48		1.46		(.05)
Year ended 8/31/2004		21.96	(.14)		1.86	1.72	-	-	-	23.68	7.83	4,814		1.50		1.50		(.60)
Year ended 8/31/2003		18.26	(.10)		3.80	3.70	-	-	-	21.96	20.26	2,762		1.55		1.55		(.52)
Year ended 8/31/2002		22.95	(.13)		(4.56)	(4.69)	-	-	-	18.26	(20.44)	1,370		1.55		1.55		(.63)
Period from 3/15/2001 to 8/31/2001		23.78	(.08)		(.75)	(.83)	-	-	-	22.95	(3.49)	385.80				.80		(.34)
Class F:
Six months ended 2/28/2006	(5)	29.37	.13		2.35	2.48	(.20)	(.23)	(.43)	31.42	8.45	15,158.64			(6)	.61	(6)	.83	(6)
Year ended 8/31/2005		24.33	.20		4.94	5.14	(.10)	-	(.10)	29.37	21.18	12,122.70				.68		.73
Year ended 8/31/2004		22.41	.04		1.90	1.94	(.02)	-	(.02)	24.33	8.66	7,237.72				.72		.17
Year ended 8/31/2003		18.53	.05		3.87	3.92	(.04)	-	(.04)	22.41	21.22	3,721.75				.75		.28
Year ended 8/31/2002		23.19	.03		(4.61)	(4.58)	(.08)	-	(.08)	18.53	(19.83)	1,576.77				.77		.15
Period from 3/15/2001 to 8/31/2001		23.92	.02		(.75)	(.73)	-	-	-	23.19	(3.05)	350.38				.38		.08
Class 529-A:
Six months ended 2/28/2006	(5)	29.42	.12		2.36	2.48	(.19)	(.23)	(.42)	31.48	8.43	1,756.69			(6)	.66	(6)	.78	(6)
Year ended 8/31/2005		24.38	.19		4.95	5.14	(.10)	-	(.10)	29.42	21.13	1,386.73				.71		.69
Year ended 8/31/2004		22.47	.04		1.90	1.94	(.03)	-	(.03)	24.38	8.63	815.74				.74		.16
Year ended 8/31/2003		18.56	.07		3.88	3.95	(.04)	-	(.04)	22.47	21.35	409.67				.67		.36
Period from 2/15/2002 to 8/31/2002		22.62	.01		(4.07)	(4.06)	-	-	-	18.56	(17.95)	144.86			(6)	.86	(6)	.07	(6)
Class 529-B:
Six months ended 2/28/2006	(5)	28.71	(.01)		2.31	2.30	-	(.23)	(.23)	30.78	8.01	393		1.53	(6)	1.50	(6)	(.06)	(6)
Year ended 8/31/2005		23.91	(.04)		4.84	4.80	-	-	-	28.71	20.08	335		1.59		1.57		(.16)
Year ended 8/31/2004		22.20	(.18)		1.89	1.71	-	-	-	23.91	7.70	219		1.62		1.62		(.72)
Year ended 8/31/2003		18.48	(.12)		3.84	3.72	-	-	-	22.20	20.13	120		1.66		1.66		(.63)
Period from 2/15/2002 to 8/31/2002		22.62	(.08)		(4.06)	(4.14)	-	-	-	18.48	(18.30)	39		1.66	(6)	1.66	(6)	(.74)	(6)
Class 529-C:
Six months ended 2/28/2006	(5)	28.72	(.01)		2.31	2.30	-	(.23)	(.23)	30.79	8.01	557		1.52	(6)	1.49	(6)	(.05)	(6)
Year ended 8/31/2005		23.91	(.04)		4.85	4.81	-	-	-	28.72	20.12	447		1.58		1.56		(.15)
Year ended 8/31/2004		22.21	(.17)		1.87	1.70	-	-	-	23.91	7.65	273		1.61		1.61		(.71)
Year ended 8/31/2003		18.48	(.12)		3.85	3.73	-	-	-	22.21	20.18	136		1.65		1.65		(.61)
Period from 2/15/2002 to 8/31/2002		22.62	(.08)		(4.06)	(4.14)	-	-	-	18.48	(18.30)	45		1.64	(6)	1.64	(6)	(.72)	(6)
Class 529-E:
Six months ended 2/28/2006	(5)	29.23	.07		2.34	2.41	(.11)	(.23)	(.34)	31.30	8.24	95		1.01	(6)	.98	(6)	.46	(6)
Year ended 8/31/2005		24.22	.10		4.92	5.02	(.01)	-	(.01)	29.23	20.73	76		1.06		1.04		.36
Year ended 8/31/2004		22.37	(.05)		1.90	1.85	-	-	-	24.22	8.27	44		1.09		1.09		(.19)
Year ended 8/31/2003		18.55	(.02)		3.87	3.85	(.03)	-	(.03)	22.37	20.78	23		1.11		1.11		(.08)
Period from 3/1/2002 to 8/31/2002		22.95	(.02)		(4.38)	(4.40)	-	-	-	18.55	(19.17)	6.56				.56		(.10)
Class 529-F:
Six months ended 2/28/2006	(5)	29.38	.15		2.35	2.50	(.21)	(.23)	(.44)	31.44	8.55	42.51			(6)	.48	(6)	.97	(6)
Year ended 8/31/2005		24.34	.19		4.94	5.13	(.09)	-	(.09)	29.38	21.12	30.72				.70		.70
Year ended 8/31/2004		22.45	.02		1.89	1.91	(.02)	-	(.02)	24.34	8.53	16.84				.84		.07
Period from 9/16/2002 to 8/31/2003		18.39	.03		4.06	4.09	(.03)	-	(.03)	22.45	22.27	5.86			(6)	.86	(6)	.16	(6)
Class R-1:
Six months ended 2/28/2006	(5)	$28.88	$.01		$2.30	$2.31	$(.04)	$(.23)	$(.27)	$30.92	8.02%	$192		1.43%	(6)	1.40%	(6)	.05%	(6)
Year ended 8/31/2005		24.02	(.01)		4.87	4.86	-	-	-	28.88	20.23	122		1.47		1.44		(.05)
Year ended 8/31/2004		22.28	(.15)		1.89	1.74	-	-	-	24.02	7.81	57		1.51		1.51		(.61)
Year ended 8/31/2003		18.53	(.11)		3.87	3.76	(.01)	-	(.01)	22.28	20.29	23		1.59		1.53		(.53)
Period from 6/6/2002 to 8/31/2002		21.08	(.03)		(2.52)	(2.55)	-	-	-	18.53	(12.10)	1.46				.36		(.16)
Class R-2:
Six months ended 2/28/2006	(5)	28.86	-	(7)	2.32	2.32	-	(.23)	(.23)	30.95	8.04	1,981		1.47	(6)	1.43	(6)	.01	(6)
Year ended 8/31/2005		24.01	(.01)		4.86	4.85	-	-	-	28.86	20.20	1,567		1.51		1.45		(.04)
Year ended 8/31/2004		22.26	(.14)		1.89	1.75	-	-	-	24.01	7.86	857		1.60		1.48		(.57)
Year ended 8/31/2003		18.53	(.10)		3.86	3.76	(.03)	-	(.03)	22.26	20.29	305		1.82		1.49		(.49)
Period from 5/21/2002 to 8/31/2002		22.11	(.03)		(3.55)	(3.58)	-	-	-	18.53	(16.19)	8.49				.42		(.17)
Class R-3:
Six months ended 2/28/2006	(5)	29.15	.08		2.33	2.41	(.13)	(.23)	(.36)	31.20	8.29	8,505.97			(6)	.94	(6)	.51	(6)
Year ended 8/31/2005		24.18	.12		4.91	5.03	(.06)	-	(.06)	29.15	20.83	6,389.96				.94		.46
Year ended 8/31/2004		22.35	(.03)		1.88	1.85	(.02)	-	(.02)	24.18	8.28	3,148		1.05		1.05		(.14)
Year ended 8/31/2003		18.55	(.02)		3.86	3.84	(.04)	-	(.04)	22.35	20.75	743		1.11		1.11		(.11)
Period from 5/21/2002 to 8/31/2002		22.11	(.01)		(3.55)	(3.56)	-	-	-	18.55	(16.10)	11.33				.31		(.06)
Class R-4:
Six months ended 2/28/2006	(5)	29.35	.12		2.36	2.48	(.20)	(.23)	(.43)	31.40	8.46	10,879.69			(6)	.66	(6)	.79	(6)
Year ended 8/31/2005		24.35	.19		4.94	5.13	(.13)	-	(.13)	29.35	21.15	8,032.70				.68		.72
Year ended 8/31/2004		22.44	.05		1.90	1.95	(.04)	-	(.04)	24.35	8.70	3,320.71				.71		.20
Year ended 8/31/2003		18.57	.05		3.87	3.92	(.05)	-	(.05)	22.44	21.19	401.74				.74		.26
Period from 5/28/2002 to 8/31/2002		22.01	.01		(3.45)	(3.44)	-	-	-	18.57	(15.63)	3.25				.20		.05
Class R-5:
Six months ended 2/28/2006	(5)	29.56	.17		2.36	2.53	(.27)	(.23)	(.50)	31.59	8.58	5,571.40			(6)	.37	(6)	1.09	(6)
Year ended 8/31/2005		24.50	.28		4.97	5.25	(.19)	-	(.19)	29.56	21.52	3,204.40				.38		1.02
Year ended 8/31/2004		22.52	.12		1.91	2.03	(.05)	-	(.05)	24.50	9.02	1,179.41				.41		.50
Year ended 8/31/2003		18.58	.11		3.89	4.00	(.06)	-	(.06)	22.52	21.61	297.43				.43		.56
Period from 5/15/2002 to 8/31/2002		22.40	.03		(3.85)	(3.82)	-	-	-	18.58	(17.05)	95.13				.13		.14

	Six months ended February 28,	Year ended August 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	12%	20%	19%	25%	30%	36%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than one cent.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005, through February 28, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2005	Ending account value 2/28/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,084.90	$3.26	.63%
Class A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B -- actual return	1,000.00	1,080.55	7.12	1.38
Class B -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C -- actual return	1,000.00	1,080.10	7.48	1.45
Class C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F -- actual return	1,000.00	1,084.49	3.15	.61
Class F -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-A -- actual return	1,000.00	1,084.33	3.41	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-B -- actual return	1,000.00	1,080.13	7.74	1.50
Class 529-B -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C -- actual return	1,000.00	1,080.08	7.68	1.49
Class 529-C -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E -- actual return	1,000.00	1,082.42	5.06	.98
Class 529-E -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 529-F -- actual return	1,000.00	1,085.47	2.48	.48
Class 529-F -- assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 -- actual return	1,000.00	1,080.16	7.22	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- actual return	1,000.00	1,080.40	7.38	1.43
Class R-2 -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-3 -- actual return	1,000.00	1,082.89	4.85	.94
Class R-3 -- assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 -- actual return	1,000.00	1,084.59	3.41	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,085.84	1.91	.37
Class R-5 -- assumed 5% return	1,000.00	1,022.96	1.86	.37

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006			Life
(the most recent calendar quarter):	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+15.53%	+6.03%	+1.88%
Not reflecting CDSC	+20.53%	+6.35%	+1.88%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+19.46%	+6.28%	+5.63%
Not reflecting CDSC	+20.46%	+6.28%	+5.63%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+21.42%	+7.13%	+6.47%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+14.38%	—	+7.85%
Not reflecting maximum sales charge	+21.38%	—	+9.41%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+15.36%	—	+8.07%
Not reflecting CDSC	+20.36%	—	+8.45%

Class 529-C shares†— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+19.39%	—	+8.46%
Not reflecting CDSC	+20.39%	—	+8.46%

Class 529-E shares*†— first sold 3/1/02	+20.99%	—	+8.75%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+21.60%	—	+17.70%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2804

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2006, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
> The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds            Capital Research and Management            Capital International            Capital Guardian           Capital Bank and Trust

Lit. No. MFGESR-905-0406P

Litho in USA AGD/AL/8084-S4357

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

The Growth Fund of America®
Investment portfolio

February 28, 2006

unaudited

Common stocks — 88.90%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.28%
Google Inc., Class A1	9,132,500	$3,311,627
Microsoft Corp.	105,025,000	2,825,172
Applied Materials, Inc.[2]	91,915,000	1,685,721
Corning Inc.[1]	58,820,000	1,435,796
Yahoo! Inc.[1]	42,950,554	1,376,995
Taiwan Semiconductor Manufacturing Co. Ltd.	562,578,968	1,057,407
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	30,737,700	299,078
Cisco Systems, Inc.[1]	60,940,000	1,233,426
Texas Instruments Inc.	40,870,200	1,219,975
Samsung Electronics Co., Ltd.	1,349,660	955,007
Oracle Corp.[1]	71,431,500	887,179
Maxim Integrated Products, Inc.[2]	18,640,000	728,638
Linear Technology Corp.[2]	18,350,800	676,410
Analog Devices, Inc.	16,716,666	637,574
Xilinx, Inc.[2]	22,700,000	619,256
KLA-Tencor Corp.[2]	11,125,000	581,059
Altera Corp.[1,2]	23,950,000	479,958
First Data Corp.	10,350,000	467,095
Microchip Technology Inc.[2]	12,755,000	448,976
Advanced Micro Devices, Inc.[1]	10,800,000	417,636
Micron Technology, Inc.[1]	26,571,600	412,126
Automatic Data Processing, Inc.	7,500,000	346,425
International Business Machines Corp.	3,995,000	320,559
Intuit Inc.[1]	6,334,900	307,749
eBay Inc.[1]	7,500,000	300,450
SOFTBANK CORP.	9,350,000	290,674
ASML Holding NV (New York registered)[1]	9,625,000	199,045
ASML Holding NV1	3,000,000	62,269
VeriSign, Inc.[1]	10,000,000	236,600
Murata Manufacturing Co., Ltd.	3,524,000	221,543
Dell Inc.[1]	7,510,000	217,790
Intel Corp.	10,500,000	216,300
LG.Philips LCD Co., Ltd. (ADR)[1]	9,500,000	210,710
AU Optronics Corp.	125,786,000	206,143
CDW Corp.	3,500,000	199,010
Ceridian Corp.[1,2]	7,275,900	188,155
Rohm Co., Ltd.	1,932,000	187,527
Hirose Electric Co., Ltd.	1,361,200	185,960
Hon Hai Precision Industry Co., Ltd.	27,365,197	173,983
Flextronics International Ltd.[1]	16,065,000	173,341
Sabre Holdings Corp., Class A2	7,062,811	170,426
Hoya Corp.	4,204,000	168,450
Iron Mountain Inc.[1]	3,500,000	152,950
Teradyne, Inc.[1]	8,725,000	146,493
Sun Microsystems, Inc.[1]	31,346,700	130,716
Lam Research Corp.[1]	3,000,000	129,300
Mediatek Incorporation	10,790,434	111,731
Agere Systems Inc., Class A1	7,932,124	106,528
Hewlett-Packard Co.	3,000,000	98,430
Solectron Corp.[1]	26,586,600	95,978
Paychex, Inc.	2,273,019	91,034
National Instruments Corp.	2,250,000	73,013
EMC Corp.[1]	4,500,000	63,090
Fiserv, Inc.[1]	1,500,000	62,250
Jabil Circuit, Inc.[1]	1,640,000	62,074
Diebold, Inc.	1,400,000	56,000
QUALCOMM Inc.	1,000,000	47,210
Motorola, Inc.	1,276,500	27,317
		27,793,334

ENERGY — 14.21%
Schlumberger Ltd.	21,083,000	2,424,545
Burlington Resources Inc.	16,140,000	1,455,505
Suncor Energy Inc.	18,363,151	1,373,036
Canadian Natural Resources, Ltd.	22,890,000	1,250,211
Devon Energy Corp.	17,569,900	1,030,123
Baker Hughes Inc.	15,020,000	1,020,909
Transocean Inc.[1]	12,649,900	938,370
EOG Resources, Inc.[2]	12,430,000	837,782
Halliburton Co.	11,155,000	758,540
Petro-Canada	15,885,900	727,498
OAO LUKOIL (ADR)	7,080,000	565,692
BG Group PLC	46,516,737	545,206
Occidental Petroleum Corp.	5,665,000	518,574
Diamond Offshore Drilling, Inc.	6,425,000	497,231
Noble Corp.	6,675,000	493,349
Nexen Inc.	8,502,091	444,400
Cameco Corp.	10,800,000	401,308
Anadarko Petroleum Corp.	4,000,000	396,640
Apache Corp.	5,550,000	371,406
MOL Magyar Olaj- és Gázipari Rt., Class A	3,490,800	362,441
Shell Canada Ltd.	10,500,000	352,833
CONSOL Energy Inc.[2,3]	3,700,000	236,874
CONSOL Energy Inc.[2]	1,728,200	110,639
Smith International, Inc.	8,874,600	343,713
Newfield Exploration Co.[1,2]	8,264,800	319,435
ConocoPhillips	4,500,000	274,320
BJ Services Co.	7,300,000	228,563
Weatherford International Ltd.[1]	5,000,000	215,600
Imperial Oil Ltd.	2,026,591	195,386
Norsk Hydro ASA (ADR)	1,567,800	183,041
National Oilwell Varco Inc.[1]	2,889,300	175,901
ENSCO International Inc.	2,736,932	122,313
Exxon Mobil Corp.	1,900,000	112,803
Murphy Oil Corp.	2,281,000	106,910
Rowan Companies, Inc.[1]	2,200,000	88,550
		19,479,647

CONSUMER DISCRETIONARY — 12.27%
Lowe’s Companies, Inc.	36,307,200	$2,475,425
Target Corp.	38,285,000	2,082,704
Carnival Corp., units	26,885,800	1,388,652
Best Buy Co., Inc.	23,663,400	1,274,511
Starbucks Corp.[1]	23,398,400	849,830
Time Warner Inc.	46,450,000	804,049
Comcast Corp., Class A1	17,750,000	476,232
Comcast Corp., Class A, special nonvoting stock[1]	10,650,000	284,888
News Corp. Inc.	43,500,000	708,180
Harrah’s Entertainment, Inc.[2]	9,811,036	705,610
Liberty Media Corp., Class A1	82,375,000	678,770
IAC/InterActiveCorp[1]	18,557,500	542,621
Limited Brands, Inc.[2]	20,700,000	489,969
Expedia, Inc.[1]	21,007,500	398,512
International Game Technology	10,129,000	362,314
Clear Channel Communications, Inc.	12,181,300	344,731
Liberty Global, Inc., Class C1	7,710,206	149,578
Liberty Global, Inc., Class A1	4,738,782	96,245
YUM! Brands, Inc.	4,700,000	224,190
Michaels Stores, Inc.[2]	6,700,000	215,070
Gap, Inc.	11,567,600	214,463
XM Satellite Radio Holdings Inc., Class A1	9,558,000	211,136
Brinker International, Inc.[2]	5,000,000	208,250
Yamada Denki Co., Ltd.	1,900,000	206,079
Harley-Davidson Motor Co.	2,957,200	155,283
Toyota Motor Corp.	2,730,000	147,345
Ross Stores, Inc.	5,067,000	143,497
Discovery Holding Co.[1]	9,086,000	132,656
Magna International Inc., Class A	1,701,000	126,588
Outback Steakhouse, Inc.	2,940,000	122,921
Lennar Corp., Class A	1,500,000	89,790
A. H. Belo Corp., Class A	3,848,100	81,734
CarMax, Inc.[1]	2,500,000	78,550
Gentex Corp.	4,600,000	76,636
TJX Companies, Inc.	3,000,000	73,470
Johnson Controls, Inc.	900,000	64,143
Big Lots, Inc.[1]	5,000,000	63,550
E.W. Scripps Co., Class A	1,000,000	48,080
MGM Mirage, Inc.[1]	772,200	28,548
		16,824,800

HEALTH CARE — 11.60%
Roche Holding AG	14,255,000	2,109,958
WellPoint, Inc.[1]	16,310,000	1,252,445
Sanofi-Aventis	11,923,537	1,014,968
AstraZeneca PLC (ADR)	11,072,000	512,080
AstraZeneca PLC (Sweden)	9,278,000	429,586
Cardinal Health, Inc.	12,605,000	915,123
Genentech, Inc.[1]	10,000,000	856,900
Forest Laboratories, Inc.[1]	15,578,950	715,074
Medtronic, Inc.	11,380,000	613,951
Eli Lilly and Co.	9,783,300	544,147
UnitedHealth Group Inc.	8,415,000	490,005
Biogen Idec Inc.[1]	9,529,330	450,261
Celgene Corp.[1]	11,800,000	448,400
Schering-Plough Corp.	23,278,200	430,647
Medco Health Solutions, Inc.[1]	7,327,000	408,260
Amgen Inc.[1]	5,335,000	402,739
Guidant Corp.	5,075,392	389,587
Aetna Inc.	7,280,000	371,280
Express Scripts, Inc.[1]	4,000,000	349,080
Zimmer Holdings, Inc.[1]	5,000,000	345,900
AmerisourceBergen Corp.	7,300,000	335,727
Allergan, Inc.	2,725,000	295,008
Abbott Laboratories	6,500,000	287,170
Gilead Sciences, Inc.[1]	4,580,000	285,197
McKesson Corp.	4,900,000	265,237
Novo Nordisk A/S, Class B	3,797,000	223,481
Merck & Co., Inc.	6,000,000	209,160
Sepracor Inc.[1]	2,172,198	124,489
CIGNA Corp.	1,000,000	122,750
DaVita Inc.[1]	2,000,000	116,780
Applera Corp.	3,773,600	106,680
Applera Corp. - Celera Genomics Group[1]	528,800	6,076
Lincare Holdings Inc.[1]	2,200,000	89,980
American Pharmaceutical Partners, Inc.[1]	2,474,500	74,829
Affymetrix, Inc.[1]	2,000,000	71,020
ICOS Corp.[1]	2,700,000	65,151
AMERIGROUP Corp.[1]	2,440,000	52,192
OSI Pharmaceuticals, Inc.[1]	1,500,000	48,720
IDEXX Laboratories, Inc.[1]	510,000	40,076
Chugai Pharmaceutical Co., Ltd.	1,535,100	28,303
ImClone Systems Inc.[1]	250,000	9,597
		15,908,014

FINANCIALS — 8.19%
Fannie Mae	33,098,200	1,809,810
American International Group, Inc.	25,025,200	1,660,672
Freddie Mac	17,102,300	1,152,524
Banco Bradesco SA, preferred nominative (ADR)	22,470,100	931,610
Citigroup Inc.	16,200,000	751,194
Mitsubishi Estate Co., Ltd.	27,050,000	575,805
Berkshire Hathaway Inc., Class A1	5,850	507,780
Bank of New York Co., Inc.	12,433,100	425,709
Mitsubishi UFJ Financial Group, Inc.	22,105	334,057
State Street Corp.	5,000,000	312,400
Mizuho Financial Group, Inc.	38,500	311,192
Wells Fargo & Co.	4,726,400	303,435
SunTrust Banks, Inc.	3,706,600	268,247
XL Capital Ltd., Class A	3,545,000	239,465
Golden West Financial Corp.	3,090,500	219,518
Capital One Financial Corp.	2,500,000	219,000
ICICI Bank Ltd.	14,230,000	197,853
Marshall & Ilsley Corp.	4,400,000	193,600
Chubb Corp.	1,500,000	143,625
Marsh & McLennan Companies, Inc.	4,425,000	136,777
Genworth Financial, Inc., Class A	3,368,300	107,179
AXIS Capital Holdings Ltd.	3,140,000	97,214
American Express Co.	1,700,000	91,596
Protective Life Corp.	1,500,000	73,125
Umpqua Holdings Corp.	2,175,000	58,573
AFLAC Inc.	1,250,000	57,812
City National Corp.	675,000	51,273
		11,231,045

INDUSTRIALS— 7.95%
Tyco International Ltd.	47,213,900	$1,217,647
General Electric Co.	36,710,000	1,206,658
United Parcel Service, Inc., Class B	13,504,800	1,008,944
Boeing Co.	12,400,000	901,356
General Dynamics Corp.	5,420,700	668,210
Southwest Airlines Co.	38,868,877	651,831
Illinois Tool Works Inc.	6,020,000	516,757
Caterpillar Inc.	5,966,000	435,995
Mitsubishi Corp.	18,490,000	434,308
Mitsubishi Heavy Industries, Ltd.	83,239,000	395,349
3M Co.	4,370,000	321,588
Burlington Northern Santa Fe Corp.	3,950,000	310,628
Raytheon Co.	6,700,000	290,780
Monster Worldwide Inc.[1]	5,775,000	282,744
Robert Half International Inc.	7,610,000	273,351
Lockheed Martin Corp.	3,330,000	242,657
Ryanair Holdings PLC (ADR)[1]	4,300,000	228,287
Northrop Grumman Corp.	3,182,000	203,966
Cintas Corp.	4,383,200	180,106
Union Pacific Corp.	2,000,000	177,100
Deutsche Post AG	6,460,000	168,742
Allied Waste Industries, Inc. [1]	14,000,000	149,940
Bombardier Inc., Class B1	51,528,250	132,356
ChoicePoint Inc.[1]	2,750,000	122,100
Manpower Inc.	2,000,000	107,280
FedEx Corp.	1,000,000	107,240
Avery Dennison Corp.	1,598,000	95,880
JetBlue Airways Corp.[1]	6,216,000	70,862
		10,902,662

CONSUMER STAPLES — 4.94%
Altria Group, Inc.	27,436,700	1,972,699
Walgreen Co.	26,536,000	1,190,405
Coca-Cola Co.	16,965,000	712,021
Seven & I Holdings Co., Ltd.	14,780,000	610,090
PepsiCo, Inc.	6,635,000	392,195
Bunge Ltd.[2]	6,900,000	391,161
Avon Products, Inc.	11,689,000	337,227
Anheuser-Busch Companies, Inc.	6,305,000	261,910
Kerry Group PLC, Class A	8,965,824	198,389
Whole Foods Market, Inc.	1,949,600	124,540
Wm. Wrigley Jr. Co.	1,630,000	103,570
IAWS Group PLC[2]	6,175,000	103,066
SYSCO Corp.	3,000,000	90,270
Procter & Gamble Co.	1,440,000	86,299
Constellation Brands, Inc., Class A1	3,200,000	84,288
General Mills, Inc.	1,235,000	60,824
Wal-Mart Stores, Inc.	1,050,000	47,628
		6,766,582

MATERIALS — 3.46%
Barrick Gold Corp.	30,960,000	847,375
Freeport-McMoRan Copper & Gold Inc., Class B2	9,596,000	485,845
Potash Corp. of Saskatchewan Inc.	4,415,200	422,755
Alcoa Inc.	12,000,000	351,840
Phelps Dodge Corp.	2,500,000	345,000
Newmont Mining Corp.	6,250,000	330,750
CRH PLC	9,299,204	304,436
Rio Tinto PLC	6,132,815	288,599
BHP Billiton Ltd.	15,216,661	274,207
Sealed Air Corp.[1,2]	4,724,630	268,737
Monsanto Co.	3,000,000	251,640
Inco Ltd.	5,000,000	241,600
USX-U.S. Steel Group	3,021,000	164,644
Newcrest Mining Ltd.	9,450,000	148,873
Dow Chemical Co.	306,900	13,206
		4,739,507

TELECOMMUNICATION SERVICES — 1.82%
Sprint Nextel Corp.	43,721,007	1,050,616
Qwest Communications International Inc.[1,2]	119,400,000	754,608
Vodafone Group PLC (ADR)	6,500,000	125,580
Vodafone Group PLC	42,300,000	80,959
Bharti Tele-Ventures Ltd.[1]	21,000,000	171,346
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	82,681
Telephone and Data Systems, Inc.	1,993,100	74,542
KDDI Corp.	19,000	98,281
France Télécom, SA	2,300,000	50,043
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	0
		2,488,656

UTILITIES — 0.13%
Questar Corp.	2,475,000	181,294

MISCELLANEOUS — 4.05%
Other common stocks in initial period of acquisition		5,548,639

Total common stocks (cost: $90,325,689,000)		121,864,180

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc.[1,3,4]	1,272	551

Total preferred stocks (cost: $21,000,000)		551

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,3,4]	6,500,000	40

Total convertible securities (cost: $163,000)		40

	Principal amount	Market value
Bonds & notes — 0.24%	(000)	(000)

CONSUMER DISCRETIONARY — 0.24%
General Motors Corp. 6.375% 2008	3,375	$2,708
General Motors Nova Scotia Finance Co. 6.85% 2008	10,000	8,000
General Motors Corp. 7.20% 2011	129,819	96,715
General Motors Corp. 7.125% 2013	19,960	14,271
General Motors Corp. 8.25% 2023	10,660	7,382
General Motors Corp. 8.375% 2033	162,614	115,456
Delphi Automotive Systems Corp. 6.55% 2006[5]	58,190	31,859
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	11,050
Delphi Corp. 6.50% 2013[5]	53,500	28,623
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	12,210

Total bonds & notes (cost: $353,770,000)		328,274

Short-term securities — 10.97%

U.S. Treasury Bills 3.83%-4.48% due 3/2-5/25/2006	3,145,800	3,129,226
Federal Home Loan Bank 4.21%-4.585% due 3/3-5/26/2006	2,465,403	2,450,411
Freddie Mac 4.28%-4.62% due 3/7-7/25/2006	1,858,058	1,842,992
Fannie Mae 4.23%-4.60% due 3/1-7/12/2006	1,364,800	1,355,234
Federal Farm Credit Banks 4.23%-4.58% due 3/8-6/8/2006	543,700	541,430
Edison Asset Securitization LLC 4.38%-4.65% due 3/20-5/22/2006[3]	240,000	238,683
General Electric Co. 4.45%-4.48% due 3/30-3/31/2006	90,000	89,672
General Electric Capital Services, Inc. 4.42% due 3/31/06	50,000	49,815
Bank of America Corp. 4.42%-4.695% due 3/13-5/30/2006	320,000	317,894
Ranger Funding Co. LLC 4.44%-4.50% due 3/21-4/18/2006[3]	50,000	49,799
Clipper Receivables Co., LLC 4.39%-4.57% due 3/24-4/25/2006[3]	249,200	247,823
State Street Corp. 4.38%-4.50% due 3/27-4/3/2006	120,000	119,527
CAFCO, LLC due 4.37%-4.62% 3/1-5/16/2006[3]	212,400	211,639
Ciesco LLC 4.37%-4.45% due 3/7-4/11/2006[3]	91,700	91,293
Citigroup Funding Inc. 4.60% due 5/8/2006	60,000	59,471
Variable Funding Capital Corp. 4.39%-4.65% due 3/16-5/17/2006[3]	358,000	356,395
Preferred Receivables Funding Corp. 4.38%-4.65% due 3/7-5/22/2006[3]	187,371	186,375
J.P. Morgan Chase & Co. 4.50%-4.53% due 4/18-4/24/2006	81,500	80,959
Park Avenue Receivables Co., LLC 4.50%-4.56% due 3/13-4/10/2006[3]	80,315	80,101
HSBC Finance Corp. 4.37%-4.60% due 3/7-5/15/2006	325,000	323,468
Wells Fargo Bank, N.A. 4.39%-4.52% due 3/1-3/24/2006	290,700	290,693
Wells Fargo & Co. 4.50% due 3/27/2006	25,000	24,916
International Bank for Reconstruction and Development 4.17%-4.45% due 3/15-5/9/2006	300,000	298,566
International Lease Finance Corp. 4.41%-4.60% due 3/6-5/12/2006	175,200	174,339
AIG Funding, Inc. 4.515% due 4/10/2006	40,000	39,798
American General Finance Corp. 4.39% due 3/21/2006	25,000	24,936
Atlantic Industries 4.29%-4.51% due 3/3-4/28/2006[3]	139,400	138,685
Coca-Cola Co. 4.30%-4.36% due 3/6-3/30/2006	92,000	91,718
Pfizer Investment Capital PLC 4.35%-4.56% due 3/6-5/16/2006[3]	197,600	196,902
Tennessee Valley Authority 4.28%-4.38% due 3/2-3/30/2006	182,000	181,587
Concentrate Manufacturing Co. of Ireland 4.35%-4.38% due 3/15-3/24/2006[3]	161,300	160,963
Wal-Mart Stores Inc. 4.32%-4.455% due 3/14-4/11/2006[3]	160,600	159,886
FCAR Owner Trust I 4.40%-4.60% due 3/20-4/25/2006	157,600	156,736
American Express Credit Corp. 4.37%-4.52% due 3/13-4/25/2006	155,000	154,402
Gannett Co. 4.41%-4.50% due 3/14-4/18/2006[3]	119,260	118,884
Anheuser-Busch Companies, Inc. 4.34%-4.56% due 4/3-6/1/2006[3]	108,844	107,997
ChevronTexaco Funding Corp. 4.31%-4.45% due 3/14-4/12/2006	96,300	95,939
Private Export Funding Corp. 4.25%-4.61% due 3/7-5/23/2006[3]	91,500	91,024
BellSouth Corp. 4.42%-4.52% due 3/10-4/10/2006[3]	85,700	85,472
IBM Capital Inc. 4.33% due 3/8-3/9/2006[3]	71,300	71,231
Hershey Co. 4.30%-4.46% due 3/3-4/18/2006[3]	51,000	50,810
DuPont (E.I.) de Nemours & Co. 4.45% due 3/31/2006[3]	50,500	50,306
Medtronic Inc. 4.40%-4.56% due 3/3-5/5/2006[3]	50,000	49,781
Caterpillar Financial Services Corp. 4.47%-4.48% due 4/3-4/10/2006	48,200	47,976
Triple-A One Funding Corp. 4.50%-4.51% due 3/3-3/6/2006[3]	46,605	46,580
NetJets Inc. 4.54%-4.55% due 4/17-4/18/2006[3]	41,000	40,751
Harley-Davidson Funding Corp. 4.37%-4.50% due 3/10-4/7/2006[3]	40,250	40,095
SunTrust Banks Inc. 4.55% due 4/24/2006	39,000	38,993
Colgate-Palmolive Co. 4.46% due 3/24/2006[3]	25,000	24,926
United Parcel Service Inc. 4.49% due 4/5/2006	25,000	24,893
Harvard University 4.33% due 4/5/2006	25,000	24,887
McCormick & Company, Inc. 4.56% due 5/31/2006[3]	22,971	22,695
Bank of New York Co., Inc. 4.47% due 3/17/2006	20,000	19,958
USAA Capital Corp. 4.57% due 5/15/2006	19,000	18,815
Pitney Bowes Inc. 4.45% due 3/7/2006[3]	15,000	14,987
Wm. Wrigley Jr. Co. 4.57% due 5/22/2006[3]	14,000	13,849
Kimberly Clark Worldwide Inc. 4.46% due 3/8/2006[3]	11,300	11,289
Scripps (E.W.) Co. 4.36% due 3/1/2006[3]	10,000	9,999

Total short-term securities (cost: $15,039,829,000)		15,038,471

Total investment securities (cost: $105,740,451,000)		137,231,516
Other assets less liabilities		(156,776)

Net assets		$137,074,740

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Act of 1940.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,206,685,000, which represented 2.34% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors.
5Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts

MFGEFP-905-0406-S4538

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: May 8, 2006

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and PFO

Date: May 8, 2006